Label	Element	Value
MFS® U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063068_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS The date of this supplement is November 28, 2014.

MFS® U.S. Government Money Market Fund

(formerly MFS® Money Market Fund)

Effective July 1, 2014, the name of the fund is changed to MFS® U.S. Government Money Market Fund.

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® U.S. Government Money Market Fund
Strategy [Heading]	rr_StrategyHeading	Effective July 1, 2014, the sub-section entitled "Principal Investment Strategies" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

In buying and selling investments for the fund, MFS seeks to comply with Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Risk [Heading]	rr_RiskHeading	Effective November 28, 2014, the sub-section entitled "Principal Risks" beneath the main heading "Summary of Key Information" is restated in its entirety as follows:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks

Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund.  An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Interest Rate, Credit, Redemption, and Liquidity Risk:  Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, large or frequent redemptions, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the fund’s share price to decrease to below $1.00.

Issuer Focus Risk:  The fund’s performance could be more volatile than the performance of more diversified funds.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.